Share-Based Compensation - Restricted Share Grant Activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of RSUs
Unvested, beginning balance	243,188	143,513
Granted	174,438	131,542
Vested	(78,045)	(28,194)
Forfeited		(3,673)
Unvested, ending balance	339,581	243,188	143,513
Weighted-average grant date fair value
Unvested, beginning balance	$ 12.98	$ 13.82
Granted	11.06	12.04
Vested	14.36	12.77
Forfeited		14.16
Unvested, ending balance	$ 11.68	$ 12.98	$ 13.82
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)	1 year 10 months 2 days	1 year 3 months 18 days	1 year 5 months 26 days